Cash and due from banks	12 Months Ended
Dec. 31, 2019
Cash and due from banks
Cash and due from banks

8.     Cash and due from banks

	December 31,	December 31,
	2019	2018
Cash and due from banks	23,015	9,644
Interest-bearing deposits in banks	1,155,155	1,736,008
Total	1,178,170	1,745,652

Less:
Pledged deposits	18,452	39,460
Total cash and due from banks	1,159,718	1,706,192

The following table presents the details of interest-bearing deposits in banks and pledged deposits:

	December 31, 2019		December 31, 2018
		Interest rate		Interest rate
	Amount	range	Amount	range
Interest-bearing deposits in banks:
Demand deposits (1)	1,135,155	1.55% a 5.10%	1,686,008	2.43% to 6.5%
Time deposits	20,000	—	50,000	—
Total	1,155,155		1,736,008

Pledged deposits	18,452	1.55%	39,460	2.40%

The following table provides a breakdown of pledged deposits by country risk:

	December 31,	December 31,
	2019	2018
Country:
Switzerland	9,567	8,697
United States of America (2)	5,645	19,078
France	1,770	—
Japan	1,470	2,451
Netherlands	—	494
Spain	—	8,740
Total	18,452	39,460
(1)	Interest-bearing demand deposits based on daily rates determined by banks. In addition, rates of 5.10% and 6.5% corresponds to a deposit placed in MXN – México.
(2)

Includes pledged deposits of $3.5 million and $3.0 million at December 31, 2019 and 2018, respectively, with the New York State Banking Department under March 1994 legislation and deposits pledged to guarantee derivative financial instrument transactions.